Segment Reporting (Schedule of Segment Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 7,453,074	¥ 7,214,114	¥ 7,146,340
Total Segments
Segment Reporting Information [Line Items]
Consolidated total assets	6,179,183	6,148,790	6,058,204
Total Segments | Telecommunications Business
Segment Reporting Information [Line Items]
Consolidated total assets	5,243,470	5,309,327	5,275,976
Total Segments | Smart Life Business
Segment Reporting Information [Line Items]
Consolidated total assets	677,182	601,601	553,647
Total Segments | Other businesses
Segment Reporting Information [Line Items]
Consolidated total assets	258,531	237,862	228,581
Elimination
Segment Reporting Information [Line Items]
Consolidated total assets	(1,381)	(1,988)	(1,875)
Corporate
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 1,275,272	¥ 1,067,312	¥ 1,090,011